Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14251
Entity Registrant Name	SAP SE
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Dietmar-Hopp-Allee 16
Entity Address, City or Town	Walldorf
Entity Address, Postal Zip Code	69190
Entity Address, Country	DE
Entity Common Stock, Shares Outstanding	1,228,504,232
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Central Index Key	0001000184
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	BDO AG Wirtschaftsprüfungsgesellschaft	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1010	1021
Auditor Location	Frankfurt am Main, Germany	Mannheim, Germany
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document and Entity Information
Contact Personnel Name	Wendy Boufford
Entity Address, Address Line One	3410 Hillview Avenue
Entity Address, City or Town	Palo Alto
Entity Address, Postal Zip Code	94304
Entity Address, State or Province	CA
Entity Address, Country	US
City Area Code	650
Local Phone Number	849-4000
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each Representing one Ordinary Share, without nominal value
Trading Symbol	SAP
Security Exchange Name	NYSE
Ordinary Shares
Document and Entity Information
Title of 12(b) Security	Ordinary Shares, without nominal value
Trading Symbol	SAP
Security Exchange Name	NYSE